UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Tanglewood Wealth Management, Inc.
Address:  1400 Post Oak Lane, Suite 550
          Houston, Texas 77056

13F File Number:  028-13327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Tanglewood Wealth Management, Inc.
Title:  Sr. Vice President
Phone:  713-840-8880
Signature, Place and Date of Signing:

      Keith Fenstad, Houston, TX    August 3, 2009



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total: 49329


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

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





                                                           FORM 13F INFORMATION TABLE
                                                            Value   Shares/  Sh/  Put/   Invstmt Other    Voting Authority
Name of Issuer               Title of Class   CUSIP        (x$1000) Prn Amt  Prn  Call   Dscretn Managers  Sole  Shared  None
---------                     -------------- --------     -------    -------  ---   ----   ------- ----------------------------
iShares Russell 1000 Index ETF       IWF      464287614    16178     319364               SOLE             319364
SPDR Gold Shares ETF                 GLD      78463V107    19621     215198               SOLE             215198
Vanguard Emerging Market ETF         VWO      922042858    7787      244751               SOLE             244751
Vanguard REIT ETF                    VNQ      922908553    5743      185206               SOLE             185206
